Intangible Assets - Summary (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2017	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Intangible Assets [Line Items]
Accumulated Amortization		$ (194)	$ (162)
Total		109,588	109,588
Amortization of Intangible Assets		32	327	$ 356
Trade Names
Intangible Assets [Line Items]
Gross Carrying Amount		$ 109,269	109,269
Vendor Relationships
Intangible Assets [Line Items]
Estimated Useful Lives	10 years	10 years
Gross Carrying Amount		$ 319	319
Accumulated Amortization		$ (194)	$ (162)